Non-current assets held for sale and discontinued operations - EPS (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Numerator:
(Loss) profit after taxes from discontinued operations		$ 84,637	$ 9,464	[1]	$ (5,050)	[1]
Denominator:
Weighted average basic shares outstanding		169,152,905	171,406,272	[1]	171,949,128	[1]
Numerator:
(Loss) profit after taxes from discontinued operations		$ 84,637	$ 9,464	[1]	$ (5,050)	[1]
Denominator:
Weighted average basic shares outstanding		169,152,905	171,406,272	[1]	171,949,128	[1]
Effect of dilutive securities	[1]		123,340.00
Weighted average dilutive shares outstanding		169,152,905	171,529,612	[1]	171,949,128	[1]
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Numerator:
(Loss) profit after taxes from discontinued operations		$ 84,637	$ 9,464		$ (5,050)
Denominator:
Weighted average basic shares outstanding		169,152,905	171,406,272		171,949,128
Basic (loss) earnings per ordinary share (US$)		$ 0.50	$ 0.05		$ (0.02)
Numerator:
(Loss) profit after taxes from discontinued operations		$ 84,637	$ 9,464		$ (5,050)
Denominator:
Weighted average basic shares outstanding		169,152,905	171,406,272		171,949,128
Effect of dilutive securities			123,340
Weighted average dilutive shares outstanding		169,152,905	171,529,612		171,949,128
Diluted (loss) earnings per ordinary share (US$)		$ 0.50	$ 0.05		$ (0.02)

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.